UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund:	Royce Global Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 9/30/2016

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 102.6%

Australia – 1.5%
ALS	75,000	$343,920
ASG Group [1]	63,300	76,976
Austal	96,400	108,759
Cochlear	5,000	542,018
Imdex [1]	352,000	158,073
NetComm Wireless [1]	16,900	36,485
Seeing Machines [1]	1,676,800	124,830
TFS Corporation	137,045	156,805

Total		1,547,866

Austria – 1.2%
Mayr-Melnhof Karton	8,000	879,807
Semperit AG Holding	11,000	300,305
UBM Development	1,800	66,686

Total		1,246,798

Belgium – 0.4%
Roularta Media Group	3,400	93,460
Van de Velde	4,000	289,105

Total		382,565

Bermuda – 1.2%
Lazard Cl. A	32,600	1,185,336

Total		1,185,336

Brazil – 1.9%
Brasil Brokers Participacoes [1]	205,000	107,160
CETIP - Mercados Organizados	53,000	698,812
OdontoPrev	200,000	795,166
T4F Entretenimento	66,300	121,911
TOTVS	23,000	214,855

Total		1,937,904

Canada – 8.1%
Agnico Eagle Mines [2,3]	5,000	270,900
Cameco Corporation [3]	24,500	209,720
Canaccord Genuity Group [1]	92,000	330,287
Canfor Corporation [1]	18,900	209,896
Computer Modelling Group	108,000	807,561
Dundee Corporation Cl. A [1]	120,000	617,402
E-L Financial	200	106,711
Exco Technologies	12,200	112,519
FirstService Corporation	10,300	480,804
Franco-Nevada Corporation [3]	10,200	712,674
Genworth MI Canada	20,000	514,654
Gluskin Sheff + Associates	23,000	279,447
goeasy	8,300	159,743
Hardwoods Distribution	8,700	123,874
Magellan Aerospace	25,800	315,826
Major Drilling Group International [1]	110,500	534,834
Morneau Shepell	31,300	453,056
Pan American Silver [2,3]	31,800	560,316
RDM Corporation	30,400	101,028
Sandstorm Gold [1]	32,800	164,984
Solium Capital [1]	34,100	190,780
Sprott	280,600	517,590
Uni-Select	3,400	82,878
Winpak	10,000	334,083

Total		8,191,567

China – 1.2%
China Communications Services	171,500	107,517
Fufeng Group	356,400	166,241
Haichang Ocean Park Holdings [1]	461,100	94,880
TravelSky Technology	310,000	739,943
Xtep International Holdings	205,800	96,192

Total		1,204,773

Cyprus – 0.2%
Globaltrans Investment GDR	42,000	197,063

Total		197,063

Denmark – 2.4%
Chr. Hansen Holding	11,500	683,597
Coloplast Cl. B	7,500	581,601
SimCorp	14,000	815,430
Zealand Pharma [1]	24,000	357,978

Total		2,438,606

Finland – 0.9%
BasWare [1]	1,600	70,792
Powerflute	179,300	209,160
Vaisala Cl. A	17,500	619,233

Total		899,185

France – 5.0%
Bigben Interactive [1]	11,100	67,333
Chargeurs	6,400	101,299
Groupe Crit	1,200	72,929
Groupe Open	3,300	83,409
HighCo	16,200	108,012
Interparfums	17,600	483,991
Linedata Services	1,600	80,288
Manutan International	1,200	72,659
Neurones	25,350	654,969
Rothschild & Co	33,000	817,220
Synergie	2,500	83,437
Thermador Groupe	10,500	943,849
Vetoquinol	17,000	840,265
Virbac [1]	3,600	600,470

Total		5,010,130

Georgia – 0.1%
BGEO Group	2,200	82,943

Total		82,943

Germany – 5.7%
ADLER Real Estate [1]	9,400	149,787
Allgeier	3,700	74,915
Bertrandt	7,500	817,349
CANCOM	3,700	193,176
Carl Zeiss Meditec	17,500	668,918
CompuGroup Medical	15,000	691,475
Fielmann	7,000	570,543
HolidayCheck Group [1]	25,100	67,686
KUKA	4,000	483,649
KWS Saat	1,900	640,082
MorphoSys [1]	7,000	292,764
msg life [1]	25,400	59,926
mutares	5,000	75,502
PNE Wind	56,600	137,967
STRATEC Biomedical	12,000	691,587
VIB Vermoegen	4,200	93,806

Total		5,709,132

Greece – 0.2%
Aegean Marine Petroleum Network	5,000	50,000
Hellenic Exchanges - Athens Stock Exchange	28,000	129,673
Sarantis	3,400	37,460

Total		217,133

Hong Kong – 3.3%
Anxin-China Holdings [1,4]	2,500,000	9,347
China Metal International Holdings	430,000	153,680
First Pacific	180,000	128,868
HKBN	126,000	142,487
I.T	438,500	143,557
Luk Fook Holdings (International)	120,100	293,659
New World Department Store China [1]	1,559,700	233,863
Oriental Watch Holdings	781,600	122,030
Pico Far East Holdings	693,800	208,951
Television Broadcasts	54,000	206,062
Texwinca Holdings	302,000	208,660
Value Partners Group	1,325,000	1,364,242
VST Holdings	366,600	107,404

Total		3,322,810

India – 1.8%
Bajaj Finance	75,000	1,206,034
CCL Products India	26,000	101,562
IIFL Holdings	25,700	104,667
Kewal Kiran Clothing	6,500	187,395
Manappuram Finance	133,400	185,269

Total		1,784,927

Indonesia – 0.6%
Selamat Sempurna	1,816,700	612,001

Total		612,001

Ireland – 0.7%
Ardmore Shipping [3]	8,300	58,432
Irish Continental Group	21,300	104,562
Irish Residential Properties REIT	138,281	183,090
Keywords Studios	75,000	408,149

Total		754,233

Israel – 0.3%
Nova Measuring Instruments [1,3]	16,300	192,666
Sapiens International	7,000	89,390

Total		282,056

Italy – 0.9%
Banca Sistema	58,200	133,666
DiaSorin	11,000	707,064
Gruppo MutuiOnline	9,000	74,925

Total		915,655

Japan – 10.9%
CRE	9,400	321,425
GCA	23,900	171,259
Horiba	18,000	883,679
Leopalace21 Corporation	25,400	167,603
Mandom Corporation	2,700	123,441
Maruwa Unyu Kikan	4,900	115,466
Meitec Corporation	35,000	1,229,515
MISUMI Group	47,000	880,339
Nihon Kohden	27,500	669,037
Omron Corporation	20,000	718,649
Pressance Corporation	11,200	124,191
Relo Group	5,500	915,030
Santen Pharmaceutical	77,000	1,135,534
Shimano	6,300	933,907
SPARX Group	106,500	190,977
Sun Frontier Fudousan	17,700	178,762
Takara Leben	18,100	121,930
Trancom	2,600	163,383
Trend Micro	22,500	783,823
USS	62,500	1,056,502
Zuiko Corporation	2,100	85,620

Total		10,970,072

Malaysia – 0.1%
Kossan Rubber Industries	64,900	107,912

Total		107,912

Mexico – 0.5%
Bolsa Mexicana de Valores	250,000	398,019
Rassini	23,400	104,523

Total		502,542

Netherlands – 0.1%
Constellium Cl. A [1]	17,500	126,000

Total		126,000

New Zealand – 0.6%
Fisher & Paykel Healthcare	75,854	554,157
New Zealand Refining	43,100	76,995

Total		631,152

Norway – 1.0%
Kongsberg Automotive [1]	84,300	69,063
Nordic Semiconductor [1]	21,700	106,220
NRC Group [1]	12,200	94,852
TGS-NOPEC Geophysical	42,200	762,523

Total		1,032,658

Philippines – 0.2%
Integrated Micro-Electronics	756,900	95,408
Universal Robina	22,500	82,853

Total		178,261

Poland – 0.3%
Warsaw Stock Exchange	33,000	322,856

Total		322,856

Puerto Rico – 0.5%
Popular	13,100	500,682

Total		500,682

Singapore – 1.5%
ARA Asset Management	950,000	943,225
CSE Global	320,000	97,062
XP Power	20,100	431,171

Total		1,471,458

South Africa – 0.7%
Coronation Fund Managers	59,000	302,372
JSE	15,000	174,927
Net 1 UEPS Technologies [1]	10,500	89,880
Raubex Group	55,000	98,443

Total		665,622

South Korea – 0.5%
Handsome	2,600	96,043
ISC	2,609	51,192
Koh Young Technology	4,200	174,226
KT Skylife	6,800	99,295
Modetour Network	3,400	89,100

Total		509,856

Spain – 0.1%
Atento [1,3]	12,100	102,608

Total		102,608

Sweden – 1.4%
AcadeMedia [1]	14,400	109,022
Addtech Cl. B	27,000	422,524
Bravida Holding	60,000	398,736
Dustin Group	26,600	190,604
Hoist Finance	8,000	76,934
KNOW IT	8,200	76,468
Proact IT Group	7,600	125,782

Total		1,400,070

Switzerland – 4.8%
Burckhardt Compression Holding	3,000	849,974
dorma+kaba Holding	800	592,074
Inficon Holding	600	229,633
LEM Holding	700	792,578
Partners Group Holding	1,600	805,996
VZ Holding	5,400	1,512,108

Total		4,782,363

Taiwan – 1.1%
Chipbond Technology	50,700	74,580
Egis Technology [1]	22,600	165,669
Flytech Technology	32,780	113,673
Lumax International	87,400	134,317
Posiflex Technology	16,605	101,627
Realtek Semiconductor	28,800	95,158
Shih Her Technologies	85,600	88,172
Sitronix Technology	32,100	106,361
Sporton International	23,597	118,109
Taiwan Paiho	30,600	109,866

Total		1,107,532

Thailand – 0.1%
MC Group	204,200	80,434

Total		80,434

Turkey – 0.2%
Celebi Hava Servisi	5,600	41,213
Tat Gida Sanayi	74,700	146,780

Total		187,993

United Kingdom – 13.6%
Abcam	40,000	435,506
Ashmore Group	169,000	773,545
Avon Rubber	12,700	166,319
Berendsen	37,500	605,110
BrainJuicer Group	9,400	61,854
Character Group	11,400	72,399
Clarkson	41,300	1,120,511
Computacenter	18,700	172,103
Connect Group	68,500	134,295
Consort Medical	52,500	736,328
Conviviality	75,500	211,145
Diploma	40,000	455,726
dotdigital group	206,200	136,320
Elementis	175,000	494,254
Epwin Group	47,500	67,828
Equiniti Group	150,000	387,387
Exova Group	175,000	450,375
FDM Group Holdings	30,000	237,583
Ferroglobe	41,100	371,133
Finsbury Food Group	44,600	73,128
Hilton Food Group	22,400	179,133
Inspired Energy	439,500	79,752
ITE Group	325,000	684,529
Jupiter Fund Management	36,000	198,498
McBride	50,200	122,058
Micro Focus International	6,300	179,483
Norcros	64,360	125,130
Pendragon	194,600	75,669
Polypipe Group	60,000	218,672
Rank Group	21,100	56,244
Real Estate Investors	99,300	78,512
Rotork	130,000	355,895
Senior	200,000	593,896
Severfield	142,700	109,591
Spirax-Sarco Engineering	23,500	1,370,583
Stallergenes Greer [1]	10,800	342,127
Trifast	71,200	138,429
Vertu Motors	143,400	86,552
Victrex	40,000	812,945
Xaar	115,000	745,286

Total		13,715,833

United States – 26.8%
Air Lease Cl. A	12,300	351,534
Artisan Partners Asset Management Cl. A	28,000	761,600
Brooks Automation [3]	18,100	246,341
Century Casinos [1]	26,900	185,879
CIRCOR International	12,800	762,368
Cognex Corporation	17,100	903,906
Coherent [1]	5,000	552,700
Commercial Metals	42,000	679,980
Copart [1]	18,600	996,216
Diebold [2,3]	28,800	713,952
Diodes [1,3]	20,500	437,470
DST Systems	5,800	683,936
EnerSys [3]	11,000	761,090
Expeditors International of Washington [3]	13,300	685,216
FLIR Systems [3]	14,100	443,022
Greif Cl. A [3]	8,700	431,433
Innospec [2,3]	12,457	757,510
Kadant	7,800	406,458
KBR [3]	73,400	1,110,542
Kirby Corporation [1,2,3]	32,900	2,045,064
Lindsay Corporation	13,700	1,013,526
ManpowerGroup	11,000	794,860
MBIA [1]	80,300	625,537
Nanometrics [1,2,3]	44,500	994,130
National Instruments [3]	19,000	539,600
Oaktree Capital Group LLC Cl. A	10,400	440,960
Quaker Chemical [3]	8,400	889,812
Raven Industries	50,000	1,151,500
Rogers Corporation [1,3]	6,000	366,480
Schnitzer Steel Industries Cl. A [3]	19,100	399,190
SEACOR Holdings [1]	6,000	356,940
SEI Investments [2,3]	40,600	1,851,766
Sensient Technologies [2,3]	9,500	720,100
Standard Motor Products	11,200	534,912
Sun Hydraulics [3]	15,139	488,536
Tennant Company [3]	11,600	751,680
Virtu Financial Cl. A	74,300	1,112,271

Total		26,948,017

TOTAL COMMON STOCKS
(Cost $99,665,615)		103,266,604

REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $4,889,012 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at $4,986,806)
(Cost $4,889,000)	4,889,000

TOTAL INVESTMENTS – 107.4%
(Cost $104,554,615)	108,155,604

LIABILITIES LESS CASH
AND OTHER ASSETS – (7.4)%	(7,473,834)

NET ASSETS – 100.0%	$100,681,770

[1]	Non-income producing.
[2]	At September 30, 2016, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $5,431,279.
[3]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2016. Total market value of pledged securities at September 30, 2016, was $13,373,379.

[4]
A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $104,638,852. At September 30, 2016, net unrealized appreciation for all securities was $3,516,752, consisting of aggregate gross unrealized appreciation of $13,142,573 and aggregate gross unrealized depreciation of $9,625,821. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$40,346,157	$62,911,100	$9,347	$103,266,604
Cash Equivalents	–	4,889,000	–	4,889,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2016, securities valued at $1,142,738 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/15	Gain (Loss)	Balance as of 9/30/16

Common Stocks	$18,710	$(9,363)	$9,347

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2016 is overnight and continuous.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of September 30, 2016, the Fund has outstanding borrowings of $8,000,000. During the period ended September 30, 2016, the Fund borrowed an average daily balance of $8,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: November 21, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Global Value Trust, Inc.
Date: November 21, 2016